Dear Shareholder:

Effective January 17, 2003, the National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund will no longer offer Class G Shares, and all existing Class G Shares of the Fund will be reclassified as Class A Shares. Class G shareholders should not incur any tax consequences solely by reason of the reclassification. As with all tax matters, shareholders should consult with their own tax advisor. As owners of Class A Shares at the end of business on January 17, 2003, Class A shareholders who were previously Class G shareholders of these Funds will be able to purchase Class R Shares of any Victory Fund where Class R Shares are offered. Those shareholders should refer to the information relating to Class A Shares in this prospectus.

The Victory Portfolios prospectus for the following Funds is amended to reflect the reclassification of the Class G Shares of the National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund as Class A Shares, and changes to certain information relating to sales charges. This information is important and is part of your prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund
                          New York Municipal Bond Fund
                            Ohio Municipal Bond Fund

                       Supplement dated December 26, 2002
                      To the Prospectus dated March 1, 2002

1. Prior to January 17, 2003, Class G shareholders of the National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund may exchange their shares for the Class R Shares of any other Victory Fund.

2.    Please delete all references to Class G Shares throughout the prospectus.

3. On page 14, under "Calculation of Sales Charges - Class A," please replace the table with the following:

                                          Sales Charge     Sales Charge
                                            as a % of        as a % of
      Your Investment in the Fund        Offering Price   Your Investment
      --------------------------------------------------------------------
      Up to $49,999                           2.00%            2.04%
      --------------------------------------------------------------------
      $50,000 up to $99,999                   1.75%            1.78%
      --------------------------------------------------------------------
      $100,000 up to $249,999                 1.50%            1.52%
      --------------------------------------------------------------------
      $250,000 up to $$499,999                1.25%            1.27%
      --------------------------------------------------------------------
      $500,000 up to $999,999                 1.00%            1.01%
      --------------------------------------------------------------------
      $1,000,000 and above*                   0.00%            0.00%

      * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.

                                  VF-TEFI SUPP1

4. On page 15, under "Sales Charge Reductions and Waivers for Class A Shares," please replace item 4e with the following:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions. If the Distributor pays a concession to the dealer of record, a CDSC of 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

5. On page 15, under "Sales Charge Reductions and Waivers for Class A Shares," please add the following as item 4i:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         i. Purchases of Class A Shares, of any Victory Fund that does not offer Class R Shares, by shareholders who own Class A Shares that had been classified as Class G Shares prior to January 17, 2003

6. On page 19, under "How to Exchange Shares," please add the following:

      |X| Class A Shares that had been classified as Class G Shares prior to January 17, 2003, may be exchanged for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares without paying a sales charge.




















Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.

                                       2
                                  VF-TEFI SUPP1

Dear Shareholder:

Effective January 17, 2003, the Intermediate Income Fund will no longer offer Class G Shares, and all existing Class G Shares of the Fund will be reclassified as Class A Shares. Class G shareholders should not incur any tax consequences solely by reason of the reclassification. As with all tax matters, shareholders should consult with their own tax advisor. As owners of Class A Shares at the end of business on January 17, 2003, Class A shareholders who were previously Class G shareholders of Intermediate Income Fund will be able to purchase Class R Shares of any Victory Fund where Class R Shares are offered. Those shareholders should refer to the information relating to Class A Shares in this prospectus.

The Victory Portfolios prospectus for the following Funds is amended to reflect the reclassification of the Class G Shares of the Intermediate Income Fund as Class A Shares, and changes to certain information relating to sales charges. This information is important and is part of your prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income

                       Supplement dated December 26, 2002
                      To the Prospectus dated March 1, 2002


1. Prior to January 17, 2003, Class G shareholders of the Intermediate Income Fund may exchange their shares for the Class R Shares of any other Victory Fund.

2.    Please delete all references to Class G Shares on page 3.

3. On page 12, under "Calculation of Sales Charges - Class A," please replace the table with the following:

                                          Sales Charge     Sales Charge
                                            as a % of        as a % of
      Your Investment in the Fund        Offering Price   Your Investment
      --------------------------------------------------------------------
      Up to $49,999                           2.00%            2.04%
      --------------------------------------------------------------------
      $50,000 up to $99,999                   1.75%            1.78%
      --------------------------------------------------------------------
      $100,000 up to $249,999                 1.50%            1.52%
      --------------------------------------------------------------------
      $250,000 up to $$499,999                1.25%            1.27%
      --------------------------------------------------------------------
      $500,000 up to $999,999                 1.00%            1.01%
      --------------------------------------------------------------------
      $1,000,000 and above*                   0.00%            0.00%

      * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


                                  VF-TXFI SUPP3

4. On page 13, under "Sales Charge Reductions and Waivers for Class A Shares," please replace item 4e with the following:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions. If the Distributor pays a concession to the dealer of record, a CDSC of 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.


5. On page 13, under "Sales Charge Reductions and Waivers for Class A Shares," please add the following as item 4h:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         h. Purchases of Class A Shares, of any Victory Fund that does not offer Class R Shares, by shareholders who own Class A Shares that had been classified as Class G Shares prior to January 17, 2003


6. On page 16, under "How to Exchange Shares," please add the following:

      |X| Class A Shares that had been classified as Class G Shares prior to January 17, 2003, may be exchanged for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares without paying a sales charge.



















Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.



                                       2
                                  VF-TXFI SUPP3

Dear Shareholder:

Effective January 17, 2003, the Convertible Fund will no longer offer Class G Shares, and all existing Class G Shares of the Fund will be reclassified as Class A Shares. Class G shareholders should not incur any tax consequences solely by reason of the reclassification. As with all tax matters, shareholders should consult with their own tax advisor. As owners of Class A Shares at the end of business on January 17, 2003, Class A shareholders who were previously Class G shareholders of Convertible Fund will be able to purchase Class R Shares of any Victory Fund where Class R Shares are offered. Those shareholders should refer to the information relating to Class A Shares in this prospectus.

The Victory Portfolios prospectus for the following Funds is amended to reflect the reclassification of the Class G Shares of the Convertible Fund as Class A Shares, and changes to certain information relating to sales charges. This information is important and is part of your prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                       Supplement dated December 26, 2002
                      To the Prospectus dated March 1, 2002


1. Prior to January 17, 2003, Class G shareholders of the Convertible Fund may exchange their shares for the Class R Shares of any other Victory Fund.

2.       Please delete all references to Class G Shares on page 5.

3. On page 15, under "Calculation of Sales Charges - Class A," please replace the table with the following:

                                          Sales Charge     Sales Charge
                                            as a % of        as a % of
      Your Investment in the Fund        Offering Price   Your Investment
      --------------------------------------------------------------------
      Up to $49,999                           5.75%            6.10%
      --------------------------------------------------------------------
      $50,000 up to $99,999                   4.50%            4.71%
      --------------------------------------------------------------------
      $100,000 up to $249,999                 3.50%            3.63%
      --------------------------------------------------------------------
      $250,000 up to $$499,999                2.50%            2.56%
      --------------------------------------------------------------------
      $500,000 up to $999,999                 2.00%            2.04%
      --------------------------------------------------------------------
      $1,000,000 and above*                   0.00%            0.00%

      * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.

                                  VF-SPEC-SUPP4

4. On page 15, under "Calculation of Sales Charges - Class A," please replace the table added by the Supplement dated December 6, 2002, with the following:

                                          Sales Charge     Sales Charge
      Your Investment in the                as a % of        as a % of
      Convertible Fund                   Offering Price   Your Investment
      --------------------------------------------------------------------
      Up to $49,999                           2.00%            2.04%
      --------------------------------------------------------------------
      $50,000 up to $99,999                   1.75%            1.78%
      --------------------------------------------------------------------
      $100,000 up to $249,999                 1.50%            1.52%
      --------------------------------------------------------------------
      $250,000 up to $$499,999                1.25%            1.27%
      --------------------------------------------------------------------
      $500,000 up to $999,999                 1.00%            1.01%
      --------------------------------------------------------------------
      $1,000,000 and above*                   0.00%            0.00%


      * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.

5. On page 16, under "Sales Charge Reductions and Waivers for Class A Shares," please replace item 4e with the following:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions. If the Distributor pays a concession to the dealer of record, a CDSC of 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

6. On page 16, under "Sales Charge Reductions and Waivers for Class A Shares," please add the following as item 4i:

      4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

         i. Purchases of Class A Shares, of any Victory Fund that does not offer Class R Shares, by shareholders who own Class A Shares that had been classified as Class G Shares prior to January 17, 2003


                                       2
                                  VF-SPEC-SUPP4

7. On page 20, under "How to Exchange Shares," please add the following:

      |X| Class A Shares that had been classified as Class G Shares prior to January 17, 2003, may be exchanged for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares without paying a sales charge.



















Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.
                                       3
                                  VF-SPEC-SUPP4